Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 175  to the Registration Statement on Form N-1A of DWS RREEF Global Real Estate Securities Fund, DWS RREEF Real Estate Securities Fund, Tax Free Money Fund Investment, and NY Tax Free Money Fund  (the “Funds”), each a series of DWS Advisor Funds (the “Trust”); (Reg. Nos. 033-07404 and 811-04760)

Ladies and Gentlemen:

In accordance with our discussions regarding the above-referenced Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed under paragraph (a)(3) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). The Trust intends to request, by separate letter, an accelerated effective date of May 1, 2010 pursuant to Rule 461 of the Securities Act.  The Trust is seeking an accelerated effective date due to a number of factors, including an ASCII conversion software issue, that prevented the filing of the Amendment on March 2, 2010 in accordance with the requirements of Rule 485(a)(1).

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information, filed with the Commission on April 30, 2009 in Post-Effective Amendment No. 169 for the Funds.

In addition, DWS has reorganized Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for the Funds; and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure.  Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies.  Investment policy changes have been marked and are reflected in the Part I of the SAI.

The above-described disclosure changes are similar in nature to changes previously reviewed by the staff of the Commission with respect to other DWS funds.  With respect to DWS RREEF Global Real Estate Securities Fund only, the Amendment also contains disclosure relating to the change in the Fund’s diversification classification from “non-diversified” to “diversified.”Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.
Very truly yours,

/s/James M. Wall

James M. Wall
Director and Counsel
Deutsche Investment Management Americas Inc.

cc:           Jose J. Del Real, Esq. / Vedder Price P.C.